UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305

Form 13F File Number:  028-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404) 949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons            Atlanta, Georgia        October 21, 2011
      -----------------            ----------------        ----------------
         [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           33
                                         -----------

Form 13F Information Table Value Total:  $   163,045
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1               COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
---------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ------------------
                                                                                                                   VOTING AUTHORITY
                                   TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ------------------
         NAME OF ISSUER             CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
---------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------ ------ ----
ABBOTT LABS                        COM       002824100        3,687       72,100       SOLE                        3,687
Aflac Inc                          COM       001055102        3,956      113,200       SOLE                        3,956
AMERICAN EXPRESS CO                COM       025816109        3,543       78,900       SOLE                        3,543
APPLE COMPUTER INC                 COM       037833100        8,431       22,110       SOLE                        8,431
CASH AMER INTL INC                 COM       14754D100        4,512       88,200       SOLE                        4,512
CATERPILLAR INC DEL                COM       149123101        3,360       45,500       SOLE                        3,360
CELGENE CORP                       COM       151020104        2,588       41,800       SOLE                        2,588
CENTRAL FUND OF CANADA LTD         COM       153501101       23,263    1,124,348       SOLE                       23,263
CHEVRON CORP NEW                   COM       166764100        3,509       37,900       SOLE                        3,509
CHINA MEDIAEXPRESS HOLDINGS        COM       169442100           73      292,200       SOLE                           73
COMCAST CORP NEW                   COM       20030N200        5,762      278,100       SOLE                        5,762
DIRECTV Group, Inc.                COM       25490A101        4,645      109,900       SOLE                        4,645
EXXON MOBIL CORP                   COM       30231G102        3,736       51,440       SOLE                        3,736
GILEAD SCIENCES INC                COM       375558103       10,926      281,600       SOLE                       10,926
GOOGLE INC-CL A                    COM       38259P508        5,758       11,180       SOLE                        5,758
Hewlett-Packard Company            COM       428236103        4,856      216,300       SOLE                        4,856
JABIL CIRCUIT INC                  COM       466313103        4,156      233,600       SOLE                        4,156
JPMORGAN CHASE & CO                COM       46625H100        4,831      160,400       SOLE                        4,831
LOCKHEED MARTIN CORP               COM       539830109        4,671       64,300       SOLE                        4,671
LUKOIL - SPON ADR                  COM       677862104        3,646       71,700       SOLE                        3,646
MASTERCARD INC CLASS A             COM       57636Q104        2,886        9,100       SOLE                        2,886
MCKESSON CORP                      COM       58155Q103        4,747       65,300       SOLE                        4,747
Microsoft Corporation              COM       594918104        5,772      231,900       SOLE                        5,772
National-Oilwell, Inc.             COM       637071101        3,211       62,700       SOLE                        3,211
NETEASE.COM ADR                    COM       64110W102        4,125      108,100       SOLE                        4,125
NEWMONT MINING CORP                COM       651639106        6,169       98,000       SOLE                        6,169
ORACLE CORP                        COM       68389X105        5,872      204,300       SOLE                        5,872
PVH CORP                           COM       693656100        3,430       58,900       SOLE                        3,430
RAYTHEON CO                        COM       755111507        2,101       51,400       SOLE                        2,101
SYMANTEC CORP                      COM       871503108        4,623      283,600       SOLE                        4,623
UNION PAC CORP                     COM       907818108        3,593       44,000       SOLE                        3,593
Unit Corporation                   COM       909218109        3,099       83,950       SOLE                        3,099
VIACOM INC NEW                     COM       92553P201        3,506       90,500       SOLE                        3,506